INVENTORIES, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories, net consisted of the following:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Finished goods	$142,183	$112,699
Work in progress	191,569	165,359
Raw materials	183,149	96,133
Less: inventory write down	(153,938)	(47,331)
Total	$362,963	$326,860

Inventories, net consisted of the following:

	As of December 31,
	2022	2023
Finished goods	$16,327	$142,183
Work in progress	93,349	191,569
Raw materials	432,231	183,149
Inventory write down	(310,159)	(153,938)
Total	$231,748	$362,963